Hotchkis & Wiley Large Cap Fundamental Value Fund
Schedule of Investments
September 30, 2024 (Unaudited)

COMMON STOCKS - 98.0%		Shares	Value
Aerospace & Defense - 1.3%
General Dynamics Corp.		6,800	$2,054,960
Huntington Ingalls Industries, Inc.		12,600	3,331,188
			5,386,148

Air Freight & Logistics - 2.0%
FedEx Corp.		29,200	7,991,456

Automobile Components - 2.1%
Magna International, Inc.		207,800	8,528,112

Automobiles - 3.3%
General Motors Co.		298,600	13,389,224

Banks - 12.5%
Bank of America Corp.		76,500	3,035,520
Citigroup, Inc.		269,088	16,844,909
Citizens Financial Group, Inc.		144,300	5,926,401
Comerica, Inc.		1,200	71,892
KeyCorp		3,700	61,975
Popular, Inc.		600	60,162
Truist Financial Corp.		71,000	3,036,670
US Bancorp		184,300	8,428,039
Wells Fargo & Co.		223,463	12,623,425
			50,088,993

Capital Markets - 4.6%
Bank of New York Mellon Corp.		87,700	6,302,122
Goldman Sachs Group, Inc.		5,400	2,673,594
Morgan Stanley		600	62,544
Northern Trust Corp.		600	54,018
State Street Corp.		105,400	9,324,738
			18,417,016

Chemicals - 1.8%
Olin Corp.		152,600	7,321,748

Communications Equipment - 7.7%
F5, Inc. (a)		83,400	18,364,680
Telefonaktiebolaget LM Ericsson - ADR (b)		1,628,600	12,344,788
			30,709,468

Consumer Finance - 1.2%
Capital One Financial Corp.		14,400	2,156,112
Discover Financial Services		19,900	2,791,771
			4,947,883

Electric Utilities - 2.0%
PPL Corp.		241,900	8,002,052

Electronic Equipment, Instruments & Components - 1.8%
Corning, Inc.		49,700	2,243,955
TE Connectivity PLC		32,800	4,952,472
			7,196,427

Energy Equipment & Services - 4.2%
Baker Hughes Co.		165,100	5,968,365
Halliburton Co.		77,500	2,251,375
NOV, Inc.		549,700	8,778,709
			16,998,449

Entertainment - 0.8%
Warner Bros Discovery, Inc. (a)		390,000	3,217,500

Financial Services - 4.5%
Corebridge Financial, Inc.		149,700	4,365,252
Euronet Worldwide, Inc. (a)		50,200	4,981,346
Fidelity National Information Services, Inc.		105,900	8,869,125
			18,215,723

Food Products - 2.9%
Conagra Brands, Inc.		91,500	2,975,580
General Mills, Inc.		27,100	2,001,335
Kraft Heinz Co.		192,400	6,755,164
Mondelez International, Inc. - Class A		700	51,569
			11,783,648

Ground Transportation - 1.1%
Norfolk Southern Corp.		17,300	4,299,050

Health Care Equipment & Supplies - 5.6%
GE HealthCare Technologies, Inc.		90,662	8,508,629
Medtronic PLC		111,600	10,047,348
Zimmer Biomet Holdings, Inc.		35,000	3,778,250
			22,334,227

Health Care Providers & Services - 9.3%
Cigna Group		13,300	4,607,652
CVS Health Corp.		210,430	13,231,838
Elevance Health, Inc.		21,800	11,336,000
HCA Healthcare, Inc.		12,900	5,242,947
Humana, Inc.		8,600	2,723,964
			37,142,401

Insurance - 4.4%
American International Group, Inc.		128,600	9,417,378
Hartford Financial Services Group, Inc.		68,200	8,021,002
			17,438,380

Interactive Media & Services - 1.8%
Alphabet, Inc. - Class A		43,580	7,227,743

IT Services - 1.0%
Amdocs Ltd.		46,200	4,041,576

Machinery - 5.0%
CNH Industrial NV		379,400	4,211,340
Cummins, Inc.		25,400	8,224,266
PACCAR, Inc.		38,250	3,774,510
Stanley Black & Decker, Inc.		35,000	3,854,550
			20,064,666

Media - 4.1%
Comcast Corp. - Class A		258,400	10,793,368
Paramount Global - Class B		120,500	1,279,710
WPP PLC - ADR (b)		82,600	4,225,816
			16,298,894

Multi-Utilities - 2.2%
Dominion Energy, Inc.		155,900	9,009,461

Oil, Gas & Consumable Fuels - 7.8%
APA Corp.		504,900	12,349,854
Marathon Oil Corp.		149,000	3,967,870
Murphy Oil Corp.		46,970	1,584,768
Ovintiv, Inc.		135,280	5,182,577
Shell PLC - ADR		122,372	8,070,433
			31,155,502

Personal Care Products - 1.5%
Unilever PLC - ADR		92,600	6,015,296

Pharmaceuticals - 1.5%
GSK PLC - ADR		91,140	3,725,803
Sanofi SA - ADR		39,000	2,247,570
			5,973,373
TOTAL COMMON STOCKS (Cost $315,558,631)			393,194,416

SHORT-TERM INVESTMENTS - 4.7%
Money Market Funds - 2.7%		Shares
Invesco Government & Agency Portfolio - Class Institutional, 4.85% (c)		10,708,790	10,708,790

Time Deposits - 2.0%		Par
Citigroup, Inc., 2.33%, 10/01/2024 (d)	EUR	17	18
JPMorgan Chase & Co., 4.18%, 10/01/2024 (d)		8,266,866	8,266,866
			8,266,884
TOTAL SHORT-TERM INVESTMENTS (Cost $18,975,672)			18,975,674

TOTAL INVESTMENTS - 102.7% (Cost $334,534,303)			412,170,090
Liabilities in Excess of Other Assets - (2.7)%			(10,938,608)
TOTAL NET ASSETS - 100.0%			$401,231,482

Percentages are stated as a percent of net assets.

Par amount is in USD unless otherwise indicated.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 11 sectors, 25 industry groups, 74 industries and 163 sub-industries. Each stock that is classified will have a coding at all four of these levels.

ADR - American Depositary Receipt EUR - Euro
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of September 30, 2024. The total market value of these securities was $10,471,548 which represented 2.6% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
(d)	Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following three broad categories:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
• Level 2—Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
• Level 3—Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of the Fund’s assets as of September 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$393,194,416	$–	$–	$393,194,416
Money Market Funds	10,708,790	–	–	10,708,790
Time Deposits	–	8,266,884	–	8,266,884
Total Investments	$403,903,206	$8,266,884	$–	$412,170,090

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.